Other liabilities (Details) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Payables and Accruals [Abstract]
Uncertain tax position	$ 51.7	$ 41.9
Taxes payable	36.5	47.7
Accrued expenses	35.4	29.3
Unrealized loss on derivative financial instruments	29.0	55.2
Deferred mobilization/demobilization revenues	9.4	19.6
Employee and business withheld taxes, social security and vacation payment	8.7	12.3
VAT payable	6.5	10.9
Other liabilities	0.4	1.2
Total other liabilities	177.6	218.1
Other current liabilities	121.8	168.9
Other non-current liabilities	$ 55.8	$ 49.2